10. STOCK OPTION PLANS (Details - Options by exercise price) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Options Outstanding	3,670,000	4,770,000	1,000,000	2,000,000
Weighted Average Exercise Price Outstanding		$ 0.29	$ 0.73	$ 0.46
Number of Options Currently Exercisable	3,670,000
Price $0.07
Options Outstanding	200,000
Remaining Contractual Life	6 years 6 months
Weighted Average Exercise Price Outstanding	$ .07
Number of Options Currently Exercisable	200,000
Price $0.13
Options Outstanding	25,000
Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price Outstanding	$ 0.13
Number of Options Currently Exercisable	25,000
Price $0.14
Options Outstanding	2,870,000
Remaining Contractual Life	8 years 2 months 12 days
Weighted Average Exercise Price Outstanding	$ .14
Number of Options Currently Exercisable	2,870,000
Price $0.20
Options Outstanding	25,000
Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price Outstanding	$ .20
Number of Options Currently Exercisable	25,000
Price $0.40 [Member]
Options Outstanding	25,000
Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price Outstanding	$ .40
Number of Options Currently Exercisable	25,000
Price $0.60 [Member]
Options Outstanding	25,000
Remaining Contractual Life	4 years 10 months 24 days
Weighted Average Exercise Price Outstanding	$ .60
Number of Options Currently Exercisable	25,000
Price $0.61 [Member]
Options Outstanding	200,000
Remaining Contractual Life	1 year 2 months 12 days
Weighted Average Exercise Price Outstanding	$ .61
Number of Options Currently Exercisable	200,000
Price $0.74 [Member]
Options Outstanding	100,000
Remaining Contractual Life	2 years 7 months 6 days
Weighted Average Exercise Price Outstanding	$ .74
Number of Options Currently Exercisable	100,000
Price $2.29 [Member]
Options Outstanding	200,000
Remaining Contractual Life	7 months 6 days
Weighted Average Exercise Price Outstanding	$ 2.29
Number of Options Currently Exercisable	200,000